UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/09
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Clark Capital Management Group, Inc.
            ------------------------------------------
Address:    1650 Market Street, 53rd Fl
            ------------------------------------------
           Phila, PA 19103
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Denise Williams
          --------------------------------------------
Title:    CCO
          --------------------------------------------
Phone:    215-569-2224
          --------------------------------------------

Signature, Place, and Date of Signing:

Denise Williams	       Philadelphia, PA                     	May 14, 2010
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       128
                                              -----------------------

Form 13F Information Table Value Total:       143,956
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:  None

                                  13F SCHEDULE

                                                                                                                    COLUMN 8
       COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      VOTING AUTHORITY
--------------------     --------     -----------  --------   --------------------   ----------   --------   -----------------------
                          TITLE                      VALUE    SHRS OR   SH/   PCT/   INVESTMENT    OTHER
   NAME OF ISSUER        OF CLASS        CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED  NONE
--------------------     --------     -----------  --------   -------   ---   ----   ----------   --------   ---------  ------  ----
AFLAC INC		COM		001055102 	264	5704	SH 		SOLE		NONE			NONE
ALTRIA GROUP INC.	COM		02209S103 	323	16459	SH 		SOLE		NONE			NONE
AMERICAN EXPRESS CO	COM		025816109 	370	9125	SH 		SOLE		NONE			NONE
AMGEN INC		COM		031162100 	302	5347	SH 		SOLE		NONE			NONE
APPLE COMPUTER		COM		037833100 	931	4416	SH 		SOLE		NONE			NONE
APPLIED MATERIALS	COM		038222105 	139	10003	SH 		SOLE		NONE			NONE
BP PLC - ADR		COM		055622104 	1335	23025	SH 		SOLE		NONE			NONE
BAIDU INC 		COM		056752108 	347	843	SH 		SOLE		NONE			NONE
BANCO SANTANDER CENTRAL COM		05964H105 	412	25064	SH 		SOLE		NONE			NONE
BANK OF AMERICA CORP.	COM		060505104 	548	36368	SH 		SOLE		NONE			NONE
BANK OF NEW YORK MELLON	COM		064058100 	238	8500	SH 		SOLE		NONE			NONE
BARCLAYS BK PLC		IPMS INDIA ETN	06739F291 	3091	48255	SH 		SOLE		NONE			NONE
BRISTOL MYERS SQUIBB CO.COM		110122108 	366	14503	SH 		SOLE		NONE			NONE
BUCKEYE PARTNERS - LP	COM		118230101 	848	15565	SH 		SOLE		NONE			NONE
CSX CORPORATION		COM		126408103 	399	8227	SH 		SOLE		NONE			NONE
CATERPILLAR INC		COM		149123101 	399	7000	SH 		SOLE		NONE			NONE
CELGENE CORP		COM		15102010  	209	3755	SH 		SOLE		NONE			NONE
CHESAPEAKE ENERGY CORP	COM		165167107 	332	12835	SH 		SOLE		NONE			NONE
CHEVRON CORP		COM		166764100 	908	11788	SH 		SOLE		NONE			NONE
CISCO SYSTEMS INC	COM		17275R102 	637	26595	SH 		SOLE		NONE			NONE
CLAYMORE / DELTA GLOBAL COM		18383Q820 	194	14918	SH 		SOLE		NONE			NONE
CLAYMORE ALPHASHARES CH	COM		18383Q853 	1749	66412	SH 		SOLE		NONE			NONE
COACH INC		COM		189754104 	316	8639	SH 		SOLE		NONE			NONE
COCA-COLA COMPANY	COM		191216100 	912	16008	SH 		SOLE		NONE			NONE
CONOCOPHILLIPS		COM		20825C104 	204	3988	SH 		SOLE		NONE			NONE
CORNING			COM		219350105 	371	19199	SH 		SOLE		NONE			NONE
CUMMINS ENGINE INC	COM		231021106 	299	6510	SH 		SOLE		NONE			NONE
DANAHER CORP		COM		23585110  	230	3053	SH 		SOLE		NONE			NONE
DENTSPLY INTL INC	COM		249030107 	279	7937	SH 		SOLE		NONE			NONE
DU PONT (E.I.) DE 	COM		26353410  	324	9622	SH 		SOLE		NONE			NONE
DUKE ENERGY CORP	COM		26441C105 	289	16773	SH 		SOLE		NONE			NONE
EMC CORP 		COM		26864810  	271	15530	SH 		SOLE		NONE			NONE
EBAY INC COM		COM		278642103 	204	8646	SH 		SOLE		NONE			NONE
EXELON CORP		COM		30161N101 	352	7193	SH 		SOLE		NONE			NONE
EXXON MOBIL CORP	COM		30231G102 	1776	26043	SH 		SOLE		NONE			NONE
FACTSET RESEARCH 	COM		303075105 	329	5000	SH 		SOLE		NONE			NONE
FIRST TR ISE REVERE NAT	COM		33734J102 	301	17111	SH 		SOLE		NONE			NONE
GENERAL ELECTRIC CO	COM		369604103 	819	54109	SH 		SOLE		NONE			NONE
GENERAL MILLS INC	COM		370334104 	361	5101	SH 		SOLE		NONE			NONE
GOLDMAN SACHS GROUP INC	COM		38141G104 	1188	7038	SH 		SOLE		NONE			NONE
HARLEY-DAVIDSON INC	COM		412822108 	265	10526	SH 		SOLE		NONE			NONE
HEINZ HJ COMPANY	COM		423074103 	236	5520	SH 		SOLE		NONE			NONE
HEWLETT-PACKARD CO	COM		428236103 	693	13456	SH 		SOLE		NONE			NONE
INTEL CORP		COM		458140100 	457	22395	SH 		SOLE		NONE			NONE
INTL BUSINESS MACHINES 	COM		459200101 	1175	8974	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI BRAZIL	46428640  	813	10895	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI CANADA	464286509 	1355	51449	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI ISRAEL	464286632 	2478	45549	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI CHILE	464286640 	1718	31353	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI SINGAPORE	464286673 	1994	173552	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI TAIWAN	46428673  	1567	120794	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI SOUTH KOREA464286772 	226	4738	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI MEXICO	464286822 	3845	78676	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	BARCLAYS TIPS 	464287176	913	8783	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	FTS XINHUA IDX	464287184 	218	5148	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	DJ US TRANSP	464287192 	1890	25598	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI EMERGING 	464287234 	1302	31384	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	IBOXX INV CPBD	464287242 	921	8844	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	S&P 500 GROWTH	464287309 	4773	82311	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	S&P LTN AMER 40	464287390 	3266	68342	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	S&P 500 VALUE	464287408 	4759	89779	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	BARCLAYS 7-10 YR464287440 	472	5331	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	1-3 YEAR TR	464287457 	959	11560	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	MSCI EAFE	464287465 	643	11635	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	RSSL MCP VALUE	464287473 	11475	310546	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	RSSL MCP GROWTH	464287481 	18385	405487	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	S&P SEMICONDUCTR464287523 	1405	28540	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	RSSL 2000 VALUE	464287630 	526	9066	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	RSSL 2000 GRWTH 464287648 	703	10323	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	DJ US TELECOM	464287713 	1613	80585	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	IBOXX HGH YLD 	464288513 	423	4814	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	S&P US PFD STOCK464288687 	663	18075	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	DJ US AERO & DEF464288760 	994	19504	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	DJ US HEALTH CARE464288828 	742	15324	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	DJ US PHARMA	464288836 	2064	35800	SH 		SOLE		NONE			NONE
ISHARES TR INDEX	SILVER TRUST	46428Q109 	305	18448	SH 		SOLE		NONE			NONE
JP MORGAN CHASE & CO.	COM		46625H100 	644	15452	SH 		SOLE		NONE			NONE
JANUS CAP GROUP INC	COM		47102X105 	378	28118	SH 		SOLE		NONE			NONE
JOHNSON & JOHNSON	COM		478160104 	1307	20297	SH 		SOLE		NONE			NONE
L 3 COMMUNICATIONS HLDGSCOM		502424104 	593	6819	SH 		SOLE		NONE			NONE
MARKET VECTORS ETF TR	GOLD MINERS 	57060U100 	1648	35663	SH 		SOLE		NONE			NONE
MARKET VECTORS ETF TR	STEEL ETF	57060U308 	1818	29552	SH 		SOLE		NONE			NONE
MARKET VECTORS ETF TR	RUSSIA ETF	57060U506 	1219	39078	SH 		SOLE		NONE			NONE
MARKET VECTORS ETF TR	AGRIBUSINESS ETF57060U605 	402	9191	SH 		SOLE		NONE			NONE
MARKET VECTORS ETF TR	BRAZIL SMALL CAP57060U613 	1866	37772	SH 		SOLE		NONE			NONE
MARKET VECTORS ETF TR	INDONESIA ETF	57060U753 	1443	23203	SH 		SOLE		NONE			NONE
MARKET VECTORS ETF TR	COAL ETF	57060U837 	410	11362	SH 		SOLE		NONE			NONE
MEDTRONIC INC		COM		585055106 	246	5591	SH 		SOLE		NONE			NONE
MICROSOFT CORP		COM		594918104 	1101	36100	SH 		SOLE		NONE			NONE
NYSE EURONEXT		COM		629491101 	235	9299	SH 		SOLE		NONE			NONE
NORFOLK SOUTHERN CORP	COM		65584410  	236	4501	SH 		SOLE		NONE			NONE
NOVARTIS AG		COM		66987V109 	672	12341	SH 		SOLE		NONE			NONE
OCCIDENTAL PETROLEUM 	COM		674599105 	584	7182	SH 		SOLE		NONE			NONE
PETROLEO BRASILEIRO SA	COM		71654V40  	281	5887	SH 		SOLE		NONE			NONE
PFIZER INC		COM		717081103 	184	10134	SH 		SOLE		NONE			NONE
PHILIP MORRIS INTL INC 	COM		718172109 	754	15649	SH 		SOLE		NONE			NONE
POWERSHARES TRUST	UNIT SER 1	73935A104 	1925	42066	SH 		SOLE		NONE			NONE
POWERSHARES DB	 	BASE METALS	73936B705 	321	14250	SH 		SOLE		NONE			NONE
POWERSHRS GLOBAL ETF  	INSD NATL MUN	73936T474 	629	26500	SH 		SOLE		NONE			NONE
PRAXAIR INC		COM		74005P104 	618	7700	SH 		SOLE		NONE			NONE
PROCTER & GAMBLE CO	COM		742718109 	1258	20754	SH 		SOLE		NONE			NONE
PROGRESSIVE CORP OF 	COM		743315103 	222	12356	SH 		SOLE		NONE			NONE
PUBLIC SVC ENTERPRISES 	COM		744573106 	256	7700	SH 		SOLE		NONE			NONE
RPM INTL INC		COM		749685103 	325	16000	SH 		SOLE		NONE			NONE
RYDEX ETF TST		 S&P 500 EQ TRD	78355W106 	3609	91292	SH 		SOLE		NONE			NONE
SEI INVESTMENTS CO	COM		784117103 	503	28708	SH 		SOLE		NONE			NONE
SPDR S&P 500 ETF	UNIT SER 1 S&P	78462F103 	227	2040	SH 		SOLE		NONE			NONE
SPDR GOLD TST 		GOLD SHRS	78463V107 	472	4398	SH 		SOLE		NONE			NONE
SPDR SERIES TRUST	BRCLYS YLD ETF	78464A417 	1021	26306	SH 		SOLE		NONE			NONE
SPDR SERIES TRUST	S&P RETAIL	78464A714 	530	14898	SH 		SOLE		NONE			NONE
SPDR SERIES TRUST	S&P OIL & GAS 	78464A730 	328	7962	SH 		SOLE		NONE			NONE
SPDR SERIES TRUST	S&P METALS MNG	78464A755 	1105	21416	SH 		SOLE		NONE			NONE
SPDR S&P MIDCAP 400 	UTSER1 S&P DCRP	78467Y107 	634	4815	SH 		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI CONS DISCR	81369Y407 	1625	54596	SH 		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI INT-INDS	81369Y704 	307	11059	SH 		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI INT-TECH	81369Y803 	3690	160922	SH 		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI INT-UTILS	81369Y886	1124	36228	SH 		SOLE		NONE			NONE
STARBUCK'S CORP 	COM		855244109 	479	20769	SH 		SOLE		NONE			NONE
SUBURBAN PROPANE  	COM		864482104 	209	4440	SH 		SOLE		NONE			NONE
TORONTO DOMINION BK ONT	COM		89116050  	304	4852	SH 		SOLE		NONE			NONE
UNITED PARCEL  CL B	COM		911312106 	299	5206	SH 		SOLE		NONE			NONE
UNITED STATES STEEL 	COM		91290910  	234	4252	SH 		SOLE		NONE			NONE
VANGUARD INTL EQUITY 	EMER MKT ETF	922042858 	3358	81904	SH 		SOLE		NONE			NONE
VANGUARD INDEX FDS	REIT ETF	922908553 	1643	36729	SH 		SOLE		NONE			NONE
VERIZON COMMUNICATIONS	COM		92343V104 	393	11874	SH 		SOLE		NONE			NONE
WALGREEN CO		COM		931422109 	349	9502	SH 		SOLE		NONE			NONE
WILLIAMS COS INC	COM		969457100 	355	16843	SH 		SOLE		NONE			NONE
ZIONS BANCORP		COM		989701107 	182	14196	SH 		SOLE		NONE			NONE